Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Cumulative tax losses	$ 318,320	$ 297,775
Others	16,465	14,011
Total deferred tax assets	334,785	311,786
Less: Valuation allowance	(322,130)	(299,338)	$ (283,522)	$ (264,639)
Total	12,655	12,448
Deferred tax liabilities
Undistributed earnings from a PRC entity	$ 255	$ 2,990